PGIM TIPS Fund
Schedule of Investments (unaudited) as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.6%
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	1,014	$1,013,570
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	603	609,602
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/22	550	557,189
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	11,182	11,468,486
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	07/15/24	410	431,813
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/25	1,811	1,914,820
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	07/15/26	92	99,216
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/30	3,753	4,093,877
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	10,502	11,130,989
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	07/15/29	5	5,616
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	02/15/50	192	218,974
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	3,363	3,670,784
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	07/15/27	218	239,838
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	3,588	3,983,698
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	04/15/23	1,920	1,996,951
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	5,754	6,081,349
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	6,859	7,503,515
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	475	570,551
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	748	918,892
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	304	376,233
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	9,892	11,391,300
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	2,326	3,008,118
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	1,196	1,570,592
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	2,456	3,288,619
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/49	26	34,930
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	267	267,230
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	100	139,621
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	1,323	1,988,014
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	813	1,235,906
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	124	185,826

Total Long-Term Investments (cost $77,547,709)				79,996,119

PGIM TIPS Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Shares	Value
Short-Term Investment 0.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $482,553)(w)	482,553	$482,553

TOTAL INVESTMENTS 100.2% (cost $78,030,262)		80,478,672
Liabilities in excess of other assets (0.2)%		(160,397)

Net Assets 100.0%		$80,318,275

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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